Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 24,361,713	$ 25,592,154	$ 104,563,002	$ 51,640,813
Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	4,146,004	4,056,204
Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	9,320,821	8,648,095
Defense
Disaggregation of Revenue [Line Items]
Total revenues	2,970,087	2,687,981	10,046,658	4,467,376
Technologies
Disaggregation of Revenue [Line Items]
Total revenues	7,555,918	9,793,988
Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	368,883	405,886
Product
Disaggregation of Revenue [Line Items]
Total revenues	16,876,739	18,442,083	72,861,907	28,918,591
Product | Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Product | Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	9,320,821	8,648,095
Product | Defense
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Product | Technologies
Disaggregation of Revenue [Line Items]
Total revenues	7,555,918	9,793,988
Product | Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Service
Disaggregation of Revenue [Line Items]
Total revenues	7,484,974	7,150,071	$ 31,701,095	$ 22,722,222
Service | Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	4,146,004	4,056,204
Service | Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Service | Defense
Disaggregation of Revenue [Line Items]
Total revenues	2,970,087	2,687,981
Service | Technologies
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Service | Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	$ 368,883	$ 405,886